Leases (Tables)	12 Months Ended
Dec. 31, 2015
LEASES [Abstract]
Leases

Amount
2016	$187,199
2017	157,484
2018	151,472
2019	122,315
2020	106,211
2021 and thereafter	318,716
$1,043,397